UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET FUNDS, INC.

WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO

FORM N-Q

MARCH 31, 2011

WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 68.7%
Belgium - 1.7%
Kingdom of Belgium, Senior Bonds	3.750%	9/28/20	1,070,000	EUR	$1,461,449

Brazil - 1.1%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	73,000	BRL	41,794
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	1,633,000	BRL	886,904

Total Brazil					928,698

Canada - 3.0%
Government of Canada	4.000%	6/1/16	2,300,000	CAD	2,515,695

France - 0.9%
France Government Bond OAT, Bonds	4.000%	4/25/60	560,000	EUR	760,140

Germany - 16.3%
Bundesobligation, Bonds	4.000%	4/13/12	2,620,000	EUR	3,811,273
Bundesrepublik Deutschland	4.250%	7/4/17	650,000	EUR	988,988
Bundesrepublik Deutschland, Bonds	3.500%	1/4/16	5,800,000	EUR	8,537,121
Bundesrepublik Deutschland, Bonds	3.000%	7/4/20	280,000	EUR	386,586
Bundesrepublik Deutschland, Bonds	4.250%	7/4/39	10,000	EUR	15,182

Total Germany					13,739,150

Greece - 0.3%
Hellenic Republic Government Bond, Senior Bonds	4.600%	9/20/40	360,000	EUR	275,146

Italy - 3.6%
Italy Buoni Poliennali Del Tesoro, Bonds	3.750%	3/1/21	1,540,000	EUR	2,009,416
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	800,000	EUR	1,036,676

Total Italy					3,046,092

Japan - 17.9%
Development Bank of Japan	1.750%	3/17/17	100,000,000	JPY	1,267,799
Development Bank of Japan	2.300%	3/19/26	180,000,000	JPY	2,287,961
Government of Japan	0.900%	3/20/14	58,000,000	JPY	709,706
Government of Japan	1.500%	9/20/18	312,400,000	JPY	3,926,648
Government of Japan	0.260%	7/20/20	20,000,000	JPY	233,349	(a)
Government of Japan	2.100%	3/20/27	22,000,000	JPY	274,233
Government of Japan	2.100%	6/20/29	58,000,000	JPY	710,414
Government of Japan, Senior Bonds	1.000%	9/20/20	415,000,000	JPY	4,911,174
Government of Japan, Senior Bonds	2.300%	3/20/40	63,000,000	JPY	779,508

Total Japan					15,100,792

Netherlands - 4.8%
Netherlands Government, Bonds	4.500%	7/15/17	1,620,000	EUR	2,471,772
Netherlands Government, Bonds	4.000%	7/15/19	800,000	EUR	1,179,110
Netherlands Government Bond	4.000%	1/15/37	260,000	EUR	372,831

Total Netherlands					4,023,713

Poland - 9.8%
Republic of Poland	5.750%	9/23/22	24,700,000	PLN	8,245,204

United Kingdom - 9.3%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	4,550,000	GBP	7,835,372

TOTAL SOVEREIGN BONDS (Cost — $55,031,842)					57,931,451

CORPORATE BONDS & NOTES - 18.0%
FINANCIALS - 17.0%
Capital Markets - 0.8%
Goldman Sachs Group Inc., Medium-Term Notes	6.375%	5/2/18	374,000	EUR	569,290
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	127,000	EUR	159,591

Total Capital Markets					728,881

Commercial Banks - 9.1%
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	250,000	EUR	354,172
Barclays Back PLC	5.250%	5/27/14	280,000	EUR	415,331
Barclays Bank PLC, Subordinated Notes	6.000%	1/23/18	170,000	EUR	242,771

See Notes to Schedule of Investments.

WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Commercial Banks - continued
BNP Paribas, Subordinated Bonds	5.019%	4/13/17	100,000	EUR	$127,548	(a)(b)
BPCE SA, Subordinated Notes	9.000%	3/17/15	350,000	EUR	512,140	(a)(b)
Commerzbank AG, Subordinated Senior Notes	7.750%	3/16/21	200,000	EUR	283,459
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	200,000	EUR	289,788
Dexia Municipal Agency	1.550%	10/31/13	282,000,000	JPY	3,436,800
HT1 Funding GmbH, Subordinated Bonds	6.352%	6/30/17	266,000	EUR	299,695	(b)
Lloyds TSB Bank PLC, Subordinated Notes	6.500%	3/24/20	549,000	EUR	739,566
Royal Bank of Scotland PLC, Senior Notes	6.934%	4/9/18	410,000	EUR	569,296
Westpac Banking Corp., Senior Notes	7.250%	2/11/20	400,000	AUD	409,879

Total Commercial Banks					7,680,445

Diversified Financial Services - 5.3%
Banca Italease SpA	1.388%	2/8/12	50,000	EUR	69,618	(a)
Banca Italease SpA	1.278%	3/14/12	50,000	EUR	69,526	(a)
Bank of America Corp.	7.000%	6/15/16	300,000	EUR	466,037
Bank of America Corp., Subordinated Notes	4.000%	3/28/18	100,000	EUR	131,625	(a)
Caisse Refinancement de l’Habitat	4.200%	4/25/11	485,000	EUR	688,401
Citigroup Inc., Senior Notes	4.000%	11/26/15	100,000	EUR	139,552
Citigroup Inc., Senior Notes	7.375%	9/4/19	230,000	EUR	368,338
European Investment Bank	1.900%	1/26/26	106,500,000	JPY	1,301,040	(c)
GE Capital European Funding	5.375%	1/23/20	150,000	EUR	220,120
JPMorgan Chase & Co., Senior Notes	3.875%	9/23/20	250,000	EUR	328,512
JPMorgan Chase Bank N.A., Subordinated Notes	4.375%	11/30/21	100,000	EUR	137,185	(a)
Kreditanstalt fuer Wiederaufbau	2.600%	6/20/37	42,000,000	JPY	544,009

Total Diversified Financial Services					4,463,963

Insurance - 1.8%
Aviva PLC, Subordinated Notes	5.250%	10/2/23	320,000	EUR	455,771	(a)
AXA	6.211%	10/5/17	200,000	EUR	255,096	(a)(b)
Mapfre SA	5.921%	7/24/37	400,000	EUR	447,245	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Subordinated Bonds	5.767%	6/12/17	250,000	EUR	330,385	(a)(b)

Total Insurance					1,488,497

TOTAL FINANCIALS					14,361,786

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom International Finance BV	7.125%	7/11/11	108,000	EUR	155,211

UTILITIES - 0.8%
Water Utilities - 0.8%
Anglian Water Services Ltd	6.250%	6/27/16	230,000	EUR	362,544
Thames Water Utilities Cayman Finance Ltd.	6.125%	2/4/13	200,000	EUR	298,927

TOTAL UTILITIES					661,471

TOTAL CORPORATE BONDS & NOTES (Cost - $13,223,531)					15,178,468

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.5%
Canada - 0.4%
Government of Canada, Bonds	4.000%	12/1/31	206,237	CAD	326,994

France - 1.5%
Republic of France	4.000%	4/25/55	930,000	EUR	1,263,444

Greece - 0.4%
Hellenic Republic	2.300%	7/25/30	591,690	EUR	381,201

Japan - 1.2%
Government of Japan, Bonds	1.300%	9/10/17	82,170,000	JPY	1,010,381

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $2,948,547)					2,982,020

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Euro, Call @ $1.39		4/27/11	2,510,000		8,798
U.S. Treasury 5-Year Notes Futures, Call @ $123.00		5/20/11	461		3,602

TOTAL PURCHASED OPTIONS (Cost - $26,208)					12,400

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $71,230,128)					76,104,339

See Notes to Schedule of Investments.

WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
SHORT-TERM INVESTMENTS - 6.6%
Repurchase Agreements - 6.6%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/11; Proceeds at maturity - $5,614,023; (Fully collateralized by U.S. government agency obligations, 3.500% due 8/17/20; Market value - $5,726,280) (Cost - $5,614,000)	0.150%	4/1/11	5,614,000	$5,614,000

TOTAL INVESTMENTS - 96.8% (Cost - $76,844,128#)				81,718,339
Other Assets in Excess of Liabilities - 3.2%				2,662,050

TOTAL NET ASSETS - 100.0%				$84,380,389

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(b)	Security has no maturity date. The date shown represents the next call date.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
PLN	— Polish Zloty

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Dollar/Euro, Call	6/17/11	$1.38	2,470,000	$24,706
U.S. Treasury 05-Year Notes Futures, Call	4/21/11	117.50	60	16,406
U.S. Treasury 05-Year Notes Futures, Call	5/20/11	118.00	23	8,805
U.S. Treasury 10-Year Notes Futures, Call	4/21/11	120.00	31	15,016
U.S. Treasury 10-Year Notes Futures, Call	5/20/11	123.00	15	2,578
U.S. Treasury 10-Year Notes Futures, Call	5/20/11	121.00	42	20,344
U.S. Treasury 10-Year Notes Futures, Put	4/21/11	120.00	11	15,297
U.S. Treasury 30-Year Bonds Futures, Call	5/20/11	123.00	5	4,062

TOTAL WRITTEN OPTIONS
(Premiums received - $156,218)				$107,214

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Non-U.S. Opportunity Bond Portfolio (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$57,931,451	—	$57,931,451
Corporate bonds & notes	—	15,178,468	—	15,178,468
Non-U.S. treasury inflation protected securities	—	2,982,020	—	2,982,020
Purchased options	$3,602	8,798	—	12,400

Total long-term investments	$3,602	$76,100,737	—	$76,104,339

Short-term investments†	—	5,614,000	—	5,614,000

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Total investments	$3,602	$81,714,737	—	$81,718,339

Other financial instruments:
Futures contracts	$159,459	—	—	159,459
Options on futures	6,992	—	—	6,992
Forward foreign currency contracts	—	$2,153,260	—	2,153,260

Total other financial instruments	$166,451	$2,153,260	—	$2,319,711

Total	$170,053	$83,867,997	—	$84,038,050

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$82,508	$24,706	—	$107,214
Futures contracts	161,214	—	—	161,214
Options on futures	4,721	—	—	4,721
Forward foreign currency contracts	—	2,561,678	—	2,561,678

Total	$248,443	$2,586,384	—	$2,834,827

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund enters into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(d) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option

Notes to Schedule of Investments (unaudited) (continued)

written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Futures Contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of

Notes to Schedule of Investments (unaudited) (continued)

time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2011, the Fund held written options and forward foreign currency contracts with credit related contingent features which had a liability position of $2,668,892. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,715,452
Gross unrealized depreciation	(841,241)

Net unrealized appreciation	$4,874,211

At March 31, 2011, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
3 Months Euribor	215	3/12	$74,460,957	$74,407,221	$(53,736)
German Euro Bobl	79	6/11	12,904,196	12,827,114	(77,082)
German Euro Bund	4	6/11	692,141	687,512	(4,629)
U.S. Treasury 10-Year Notes	2	6/11	240,007	238,063	(1,944)
U.S. Treasury 30-Year Bonds	32	6/11	3,869,823	3,846,000	(23,823)
					$(161,214)
Contracts to Sell:
U.S. Treasury 5-Year Notes	164	6/11	19,312,865	19,153,406	159,459

Net unrealized loss on open futures contracts					$(1,755)

Options on futures which trade on the EUREX and LIFFE exchanges are marked-to-market daily. Variation margin payments are received or made by the Fund periodically based on the fluctuation in value. The contract price is not paid at the time of purchase, but upon exercising the options. If exercised, the buyer is required to pay the original contract price to the seller net of the variation margin payments.

At March 31, 2011, the Fund had the following purchased and written options on futures:

	NUMBER OF CONTRACTS	STRIKE PRICE	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
3 Months Euribor, Put	125	95.75	3/19/12	$4,721	$0	$(4,721)
Contracts to Sell:
German Euro Bobl, Call	16	116.00	5/31/11	11,867	4,875	6,992

Net unrealized gain on purchased and written options on futures						$2,271

During the period ended March 31, 2011, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2010	59	$74,840
Options written	2,470,918	647,834
Options closed	(327)	(315,031)
Options exercised	(210)	(115,060)
Options expired	(253)	(136,365)

Written options, outstanding March 31, 2011	2,470,187	$156,218

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Australian Dollar	UBS AG	4,905,980	$5,043,375	5/18/11	$175,662
Australian Dollar	UBS AG	660,000	678,484	5/18/11	34,984
British Pound	Barclays Bank PLC	100,000	160,320	5/18/11	(2,252)
British Pound	Citibank, N.A.	233,605	374,516	5/18/11	(3,593)
British Pound	Citibank, N.A.	40,000	64,128	5/18/11	229
British Pound	JP Morgan Chase & Co.	3,245,000	5,202,387	5/18/11	(19,921)
British Pound	JP Morgan Chase & Co.	220,000	352,704	5/18/11	(988)
British Pound	UBS AG	4,390,843	7,039,404	5/18/11	(30,468)
Canadian Dollar	Deutsche Bank AG	3,003,498	3,094,698	5/18/11	59,023
Canadian Dollar	Morgan Stanley & Co., Inc.	860,000	886,114	5/18/11	19,161
Canadian Dollar	UBS AG	395,515	407,525	5/18/11	12,059
Danish Krone	JP Morgan Chase & Co.	4,286,573	814,063	5/18/11	24,377
Danish Krone	UBS AG	4,436,174	842,474	5/18/11	25,875
Euro	Barclays Bank PLC	2,275,000	3,221,103	5/18/11	94,372
Euro	Barclays Bank PLC	1,220,000	1,727,361	5/18/11	50,832
Euro	BNP Paribas SA	1,100,000	1,557,456	5/18/11	44,758
Euro	Citibank, N.A.	7,713,500	10,921,307	5/18/11	258,088
Euro	Citibank, N.A.	350,000	495,554	5/18/11	15,162
Euro	Deutsche Bank AG	50,000	70,793	5/18/11	(192)
Euro	JP Morgan Chase & Co.	590,000	835,363	5/18/11	5,793
Euro	JP Morgan Chase & Co.	70,000	99,111	5/18/11	644
Euro	Royal Bank of Scotland	48,359	68,471	5/18/11	2,038
Euro	Societe Generale	620,000	877,839	5/18/11	24,093
Japanese Yen	Barclays Bank PLC	14,645,093	176,116	5/18/11	(3,381)
Japanese Yen	Citibank, N.A.	7,000,000	84,179	5/18/11	(5,145)
Japanese Yen	Credit Suisse First Boston Inc.	63,714,509	766,206	5/18/11	(17,134)
Japanese Yen	Deutsche Bank AG	482,872,558	5,806,837	5/18/11	(111,661)
Japanese Yen	JP Morgan Chase & Co.	11,000,000	132,282	5/18/11	(2,663)
Japanese Yen	Morgan Stanley & Co., Inc.	27,189,240	326,967	5/18/11	(6,283)
Norwegian Krone	Citibank, N.A.	936,140	168,825	5/18/11	5,649
Norwegian Krone	Deutsche Bank AG	21,593,116	3,894,144	5/18/11	81,743
Norwegian Krone	Goldman Sachs Group Inc.	4,750,000	856,624	5/18/11	30,595
Norwegian Krone	UBS AG	6,237,866	1,124,949	5/18/11	45,154
Polish Zloty	Citibank, N.A.	2,420,000	848,643	5/18/11	28,624
Polish Zloty	UBS AG	7,000,000	2,454,754	5/18/11	20,225
Swedish Krona	Credit Suisse First Boston Inc.	12,241,600	1,934,536	5/18/11	31,154
Malaysian Ringgit	JP Morgan Chase & Co.	1,200,000	394,645	5/25/11	2,616
South Korean Won	Deutsche Bank AG	873,620,000	793,521	5/25/11	20,474
South Korean Won	Deutsche Bank AG	864,706,000	785,424	5/25/11	21,111
					930,814
Contracts to Sell:
Australian Dollar	Barclays Bank PLC	810,000	832,685	5/18/11	(9,218)
Australian Dollar	Citibank, N.A.	820,000	842,965	5/18/11	(2,612)
Australian Dollar	Citibank, N.A.	1,981,480	2,036,972	5/18/11	(52,718)
Australian Dollar	Goldman Sachs Group Inc.	2,671,399	2,746,213	5/18/11	(85,927)
Australian Dollar	Morgan Stanley & Co., Inc.	1,360,000	1,398,088	5/18/11	(29,554)
British Pound	Barclays Bank PLC	520,000	833,665	5/18/11	(1,691)
British Pound	Credit Suisse First Boston Inc.	3,351,598	5,373,286	5/18/11	51,443
British Pound	Deutsche Bank AG	8,973,469	14,386,275	5/18/11	193,010
British Pound	Goldman Sachs Group Inc.	250,000	400,800	5/18/11	3,867
British Pound	Societe Generale	500,000	801,601	5/18/11	7,944
Canadian Dollar	Citibank, N.A.	1,630,320	1,679,824	5/18/11	(31,621)
Canadian Dollar	Credit Suisse First Boston Inc.	1,056,329	1,088,405	5/18/11	(21,006)
Canadian Dollar	Goldman Sachs Group Inc.	1,823,792	1,879,171	5/18/11	(37,738)
Canadian Dollar	JP Morgan Chase & Co.	1,742,952	1,795,877	5/18/11	(53,308)
Danish Krone	Citibank, N.A.	8,205,016	1,558,214	5/18/11	(37,020)
Euro	Barclays Bank PLC	2,800,000	3,964,434	5/18/11	(100,661)
Euro	Citibank, N.A.	25,000	35,397	5/18/11	(534)
Euro	Citibank, N.A.	100,000	141,587	5/18/11	(2,859)
Euro	Citibank, N.A.	592,803	839,332	5/18/11	(19,312)
Euro	Citibank, N.A.	6,050,000	8,566,009	5/18/11	(39,018)
Euro	Credit Suisse First Boston Inc.	8,946,428	12,666,972	5/18/11	(312,850)

Notes to Schedule of Investments (unaudited) (continued)

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Sell – cont’d:
Euro	Deutsche Bank AG	2,326,662	$3,294,249	5/18/11	$(88,691)
Euro	Goldman Sachs Group Inc.	5,642,072	7,988,437	5/18/11	(208,865)
Euro	JP Morgan Chase & Co.	540,000	764,569	5/18/11	(21,516)
Euro	JP Morgan Chase & Co.	3,352,364	4,746,510	5/18/11	(142,507)
Euro	Morgan Stanley & Co., Inc.	13,964,585	19,772,026	5/18/11	(767,274)
Euro	UBS AG	75,000	106,190	5/18/11	(2,832)
Euro	UBS AG	340,724	482,420	5/18/11	(15,687)
Japanese Yen	Citibank, N.A.	1,526,505,748	18,357,164	5/18/11	387,918
Japanese Yen	Goldman Sachs Group Inc.	449,139,919	5,401,182	5/18/11	121,664
Japanese Yen	UBS AG	52,350,000	629,541	5/18/11	23,284
Japanese Yen	UBS AG	66,220,000	796,336	5/18/11	46,340
Japanese Yen	UBS AG	566,327,465	6,810,434	5/18/11	131,853
Norwegian Krone	Deutsche Bank AG	33,865,920	6,107,446	5/18/11	(222,480)
Polish Zloty	Citibank, N.A.	27,175,883	9,530,014	5/18/11	51,442
Swedish Krona	UBS AG	12,250,000	1,935,863	5/18/11	(35,401)
Brazilian Real	Citibank, N.A.	260,000	157,373	5/25/11	(4,701)
South Korean Won	Deutsche Bank AG	801,070,000	727,623	5/25/11	(10,396)
					(1,339,232)
Net unrealized loss on open forward foreign currency contracts					$(408,418)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011.

	Futures Contracts *			Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Written Options, at value	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts Risk	$166,451	($165,935)	($82,508)	—	—	($81,992)
Foreign Exchange Contracts Risk	—	—	(24,706)	$2,153,260	($2,561,678)	(433,124)

Total	$166,451	($165,935)	($107,214)	$2,153,260	($2,561,678)	($515,116)

*	Includes options on Futures.

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$3,338
Written options	131,673
Forward foreign currency contracts (to buy)	63,330,060
Forward foreign currency contracts (to sell)	139,205,977
Futures contracts (to buy)	47,017,986
Futures contracts (to sell)	24,687,949

Average Notional Balance
Credit default swap contracts (to sell)†	$1,467,000

†	At March 31, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Director

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Director

Date:	May 24, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Principal Financial and Accounting Officer

Date:	May 24, 2011